UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $ 10440459(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204   15,811  1001950 SH	     SOLE	  	  1,001,950	0          0
ABRAXIS BIOSCIENCE		COM		00383Y102   35,572   965048 SH	     SOLE		     602630	0     362418
ALCON				COM		H01301102   27,070   233125 SH	     SOLE		     200425	0      32700
ALLERGAN			COM		018490102  513,316 10788490 SH	     SOLE		    6840378	0    3948112
ALNYLAM PHARMS			COM		02043Q107    2,672   120000 SH	     SOLE		      16500	0     103500
AMAZON.COM			COM		023135106  640,213  7652562 SH	     SOLE		    4985015	0    2667547
AMERICA MOVIL 		        SPON ADR L SHS	02364W105  315,628  8151557 SH	     SOLE	       	    5345343	0    2806214
APPLE				COM		037833100  837,601  5880792 SH	     SOLE		    3833303	0    2047489
BIOMARIN PHARMS			COM		09061G101    3,804   243700 SH	     SOLE		      33400	0     210300
BROADCOM		        CL A		111320107  342,905 13832385 SH	     SOLE		    9050879	0    4781506
CELGENE				COM		151020104    4,416    92300 SH	     SOLE		      12700	0      79600
CISCO SYSTEMS			COM		17275R102      276    14800 SH	     SOLE		       8300	0       6500
CME GROUP			CL A		12572Q105  312,473  1004348 SH	     SOLE		     634679	0     369669
CR BARD, INC.			COM		067383109    2,628    35300 SH	     SOLE		       4800	0      30500
EMC CORP			COM		268648102      321    24509 SH	     SOLE		      24509	0          0
FMC TECHNOLOGIES		COM		30249U101  349,695  9305346 SH	     SOLE		    6357406	0    2947940
GENOMIC HEALTHCARE INC		COM		37244C101    1,400    80800 SH	     SOLE		      11100	0      69700
GENZYME				COM		372917104  549,599  9872438 SH	     SOLE		    6340242	0    3532196
GILEAD SCIENCES			COM		375558103    3,963    84600 SH	     SOLE		      11600	0      73000
GOOGLE				CL A		38259P508  614,605  1457826 SH	     SOLE		     953042	0     504784
HANSEN MEDICAL			COM		411307101    1,873   379133 SH	     SOLE		      52245	0     326888
INTERCONTINENTAL EXCHANGE	COM		45865V100  567,576  4968279 SH	     SOLE		    3270954	0    1697325
INTUITIVE SURGICAL		COM		46120E602  562,889  3439378 SH	     SOLE		    2266520	0    1172858
IRON MOUNTAIN			COM		462846106  161,107  5603719 SH	     SOLE		    3527212	0    2076507
LAS VEGAS SANDS			COM		517834107  307,447 39115359 SH	     SOLE		   26318063	0   12797296
MEDAREX				COM		583916101    2,006   240200 SH	     SOLE		      33100	0     207100
MERCADOLIBRE ADR		ADR		58733R102   13,561   504500 SH	     SOLE		     504500	0	   0
MINDRAY MEDICAL INTL ADR	SPON ADR	602675100  227,917  8163210 SH	     SOLE		    5495704	0    2667506
MONSANTO			COM		61166W101  373,465  5023745 SH	     SOLE		    3248766	0    1774979
MOODYS CORP			COM		615369105  163,152  6191712 SH	     SOLE		    3919923	0    2271789
MYRIAD GENETICS			COM		62855J104    2,342    65700 SH	     SOLE		       9000	0      56700
MYRIAD PHARMACEUTICALS		COM		62856H107	75    16150 SH	     SOLE		       2100	0      14050
NATIONAL OILWELL VARCO		COM		637071101  606,414 18567477 SH	     SOLE		   12214631	0    6352846
NEW ORIENTAL EDUCATION ADR	SPON ADR	647581107   42,368   628980 SH	     SOLE		     628980	0	   0
NIKE				COM		654106103  193,317  3733436 SH	     SOLE		    2349316	0    1384120
NUVASIVE			COM		670704105    9,855   220975 SH	     SOLE		      59675	0     161300
QUALCOMM			COM		747525103  440,681  9749571 SH	     SOLE		    6371607	0    3377964
REGENERON PHARMACEUTICALS	COM		75886F107    1,924   107350 SH	     SOLE		      14750	0      92600
SALESFORCE.COM			COM		79466L302  355,227  9306432 SH	     SOLE		    6208178	0    3098254
SCHLUMBERGER			COM		806857108  476,482  8805804 SH	     SOLE		    5641434	0    3164370
ST. JUDE MEDICAL		COM		790849103    4,163   101300 SH	     SOLE		      14000	0      87300
STARBUCKS			COM		855244109  260,276 18738358 SH	     SOLE		   11922996	0    6815362
STRYKER				COM		863667101  192,091  4833685 SH	     SOLE		    3000206	0    1833479
VARIAN MEDICAL SYSTEMS		COM		92220P105  251,130  7146549 SH	     SOLE		    4443159	0    2703390
VERTEX PHARMS			COM		92532F100    2,906    80800 SH	     SOLE		      11100	0      69700
VISA INC			COM		92826C839  529,750  8508681 SH	     SOLE		    5536170	0    2972511
VMWARE INC			COM		928563402  116,498  4272004 SH	     SOLE		    2705677	0    1566327
